Financial Instruments (Details 2) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ 1,115,000	$ 1,061,000	$ 1,115,000
Amount of (Gain) or Loss Recognized in Income on Derivatives	26,823,000	11,253,000	26,823,000
Amount of (Gain) or Loss Recognized in Income on Derivatives	(15,340,000)	25,269,000	(15,340,000)
Non Hedging Foreign Exchange Interest Income Expense [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	5,625,000	1,925,000	5,625,000
Hedging Foreign Exchange Cost Of Sale [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(9,075,000)	1,128,000	(9,075,000)
Amount of (Gain) or Loss Recognized in Income on Derivatives	12,568,000	(953,000)	12,568,000
Non Hedging Foreign Exchange Selling general and administrative expense [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(20,965,000)	23,344,000	(20,965,000)
HedgingInterestRateContractsInterestIncomeMember [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	10,190,000	(67,000)	10,190,000
Amount of (Gain) or Loss Recognized in Income on Derivatives	14,255,000	12,206,000	14,255,000
Non Hedging Embedded Derivative [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	49,120,000	(10,513,000)	49,120,000
Non Hedging Share Option on Convertible Bond [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (49,120,000)	$ 10,513,000	$ (49,120,000)